Loans held-for-sale, by main loan categories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 354,468	$ 363,093
Commercial Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	16,047	25,730
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	78,140	236,045
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	258,201	100,850
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 2,080	$ 468